Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions

(11) Related Party Transactions

Matthew W. Ferguson, a member of the board of directors, is the President and Chief Executive Officer of CareerBuilder, LLC, a position he has held since 2003. CareerBuilder, LLC has been a client of the Company for several years. During the years ended December 31, 2009, 2010 and 2011, and the six months ended June 30, 2011 and 2012, the aggregate amount of revenue recognized by the Company from CareerBuilder, LLC was $0.8 million, $0.8 million, $0.9 million, $0.4 million and $0.4 million, respectively. During the years ended December 31, 2010 and 2011 and the six months ended June 30, 2011 and 2012, the Company made payments totaling $48,598, $17,260, $17,260 and $33,760, respectively, related to services received from CareerBuilder, LLC. Accounts receivable from CareerBuilder, LLC was $0.1 million, $0.1 million, $0.1 million and $0.2 million as of December 31, 2010 and 2011 and June 30, 2011 and 2012, respectively. There were no amounts due CareerBuilder, LLC at December 31, 2010 and 2011, nor at June 30, 2011 and 2012, respectively.

All transactions with the related parties noted above were conducted at fair market value with no favorable terms or conditions that are not available to unrelated parties.